SCHEDULE OF CONCENTRATION RISKS (Details) - Customer Concentration Risk [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 1,105,481	$ 1,112,572	$ 4,576,315	$ 3,584,564
Accounts receivable, percentage	33.80%	28.70%	30.20%	20.20%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 724,822	$ 563,621	$ 2,504,836	$ 2,167,024
Accounts receivable, percentage	22.20%	14.60%	16.60%	12.20%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue	$ 315,240	$ 487,173	$ 1,300,680	$ 2,652,925
Accounts receivable, percentage	9.60%	12.60%	8.60%	14.90%
Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue	$ 229,893	$ 389,280	$ 1,378,738	$ 2,934,031
Accounts receivable, percentage	7.00%	10.10%	9.10%	16.50%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage	31.80%		29.00%
Accounts receivable	$ 1,060,754		$ 768,954
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage	21.70%		18.00%
Accounts receivable	$ 724,821		$ 479,151
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Accounts receivable, percentage	8.20%		14.00%
Accounts receivable	$ 275,057		$ 373,236